Premier Fund Solutions, Inc.              480 N. Magnolia Ave., # 103, El Cajon, CA 92020  (619) 588-9700

July 1, 2008

Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

450 5th Street, N.W.

Washington D.C. 20549

Re:  Aviemore Funds, File Nos. 333-112044 and 811-21489

Ladies and Gentlemen:

On behalf of Aviemore Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 6 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 with respect to the Navigator Fund (formerly Aviemore Fund) (the "Fund").  The main purpose of the filing is to update the name of the Fund, add additional disclosure, and provide information related to the new co-portfolio manger of the Fund.

If you have any questions, please contact Marc Collins at (513) 352-6774.

Very truly yours,

 /s/ Jeffrey R. Provence

Jeffrey R. Provence

cc Marc L. Collins